54190
7/99
Prospectus Supplement
dated July 19, 1999 to:
---------------------------------------------------------------
PUTNAM NEW OPPORTUNITIES FUND
Prospectuses dated October 30, 1998

The third paragraph under the heading "How the fund is managed" is replaced with the following:

The following officers of Putnam Investment
Management, Inc. ("Putnam Management") have had primary responsibility for the dayto-day management of the fund's portfolio since the years stated below:

                                BUSINESS EXPERIENCE
OFFICER              YEAR       (AT LEAST 5 YEARS)
---------           -----       --------------------
Daniel L. Miller     1990        Employed as an investment
Managing Director                professional by Putnam Management since 1983.

Jeffrey R. Lindsey   1998        Employed as an investment professional
Senior Vice President            by Putnam Management since 1994.

Kenneth Lang         1999      Employed as an investment professional
Vice President                 by Putnam Management since 1997. Prior to
                               April, 1997, Mr. Lang was Vice
                               President at Montgomery Securities.